Retirement Annuities and Life, Auto Homeowners and Group Insurance
May 5, 2011
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Horace Mann Life Insurance Company
Horace Mann Life Insurance Company Separate Account
(File No. 2-24256 and 811-1343)
Commissioners:
On behalf of Horace Mann Life Insurance Company (the “Company”) and Horace Mann Life Insurance Company Separate Account (the “Account”), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the forms of prospectus and statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the above referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 28, 2011.
Please contact me at (217) 788-5706, or Maureen Bolinger at (217) 788-5720, if you have any questions or comments regarding this transmittal.

Sincerely,
/s/ Elizabeth E. Arthur
Elizabeth E Arthur
Assistant General Counsel Horace Mann Life Insurance Company

cc: Maureen Bolinger.
The Horace Mann Companies 1 Horace Mann Plaza Springfield, Illinois 62715-0001
217-789-2500 www.horacemann.com